Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Health Care Services Portfolio

May 31, 2021

MED-QTLY-0721
1.802180.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Diversified Financial Services - 0.8%
Other Diversified Financial Services - 0.8%
Deerfield Healthcare Technology Acquisitions Corp. Class A (a)(b)	102,280	$1,314,298
Jaws Acquisition Corp. (a)(b)	647,800	9,399,578
		10,713,876
Health Care Providers & Services - 94.8%
Health Care Distributors & Services - 4.8%
AmerisourceBergen Corp.	495,500	56,853,670
Covetrus, Inc. (a)	183,500	5,090,290
		61,943,960
Health Care Facilities - 10.9%
Brookdale Senior Living, Inc. (a)	2,728,900	18,392,786
HCA Holdings, Inc.	288,200	61,902,478
Rede D'Oregon Sao Luiz SA (c)	470,900	6,415,162
Surgery Partners, Inc. (a)	538,500	31,518,405
U.S. Physical Therapy, Inc.	200,600	23,341,816
		141,570,647
Health Care Services - 29.8%
1Life Healthcare, Inc. (a)	614,836	22,748,932
Amedisys, Inc. (a)	129,100	33,355,567
Andlauer Healthcare Group, Inc.	184,939	5,365,765
Chemed Corp.	70,200	34,492,068
Cigna Corp.	510,872	132,239,217
CVS Health Corp.	731,400	63,222,216
Guardant Health, Inc. (a)	78,500	9,743,420
LHC Group, Inc. (a)	163,196	32,125,133
Oak Street Health, Inc. (a)(b)	302,427	18,263,567
Option Care Health, Inc. (a)	994,532	18,239,717
Quest Diagnostics, Inc.	119,600	15,747,732
		385,543,334
Managed Health Care - 49.3%
Alignment Healthcare, Inc. (a)(b)	462,300	11,663,829
Alignment Healthcare, Inc.	272,596	6,189,837
Anthem, Inc.	155,902	62,083,294
Centene Corp. (a)	1,149,350	84,592,160
Humana, Inc.	237,400	103,909,980
Molina Healthcare, Inc. (a)	187,700	47,180,272
UnitedHealth Group, Inc.	781,050	321,730,114
		637,349,486

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,226,407,427

Health Care Technology - 0.7%
Health Care Technology - 0.7%
agilon health, Inc. (a)	93,900	3,374,766
Phreesia, Inc. (a)	121,535	6,015,983
		9,390,749
Insurance - 1.0%
Insurance Brokers - 1.0%
eHealth, Inc. (a)	300	19,575
Selectquote, Inc.	610,300	12,401,296
		12,420,871
TOTAL COMMON STOCKS
(Cost $534,831,291)		1,258,932,923

Convertible Preferred Stocks - 0.1%
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (d)(e)
(Cost $2,000,000)	52,232	2,000,000

Money Market Funds - 4.1%
Fidelity Cash Central Fund 0.03% (f)	23,035,116	23,039,723
Fidelity Securities Lending Cash Central Fund 0.03% (f)(g)	29,623,516	29,626,479
TOTAL MONEY MARKET FUNDS
(Cost $52,666,202)		52,666,202
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $589,497,493)		1,313,599,125
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(19,244,238)
NET ASSETS - 100%		$1,294,354,887

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,415,162 or 0.5% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000,000 or 0.2% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aledade, Inc. Series B1	5/7/21	$2,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,394
Fidelity Securities Lending Cash Central Fund	34,576
Total	$35,970

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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